INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the Term Loan and the 7-year convertible notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Loan origination costs	$ 0	$ 1,638	$ 0
Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning of the period	0
Balance at end of the period	(59,616)	0
Non-current liability [Member] | Senior secured term loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning of the period	0
Principal amount loaned	(81,250)
Loan origination costs	3,551
Derivative financial liability at date of issue	1,872
Derivative financial asset at date of issue	(202)
Equity component at date of issue	0
Accretion interest	(2,772)
Cash repayment of principal	34,500
Balance at end of the period	(44,301)	0
Non-current liability [Member] | 7-year Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning of the period	0
Principal amount loaned	(20,000)
Loan origination costs	40
Derivative financial liability at date of issue	0
Derivative financial asset at date of issue	0
Equity component at date of issue	6,709
Accretion interest	(495)
Cash repayment of principal	0
Balance at end of the period	$ (13,746)	$ 0